Related party transactions - Loans from shareholder - Greybrook Health (Details) - USD ($)			3 Months Ended		9 Months Ended
	Oct. 03, 2024	Aug. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 06, 2024	Oct. 15, 2024	Dec. 31, 2023	Oct. 13, 2023	Aug. 15, 2023	Feb. 03, 2023
Related party transactions
Aggregate principal amount	$ 5,106,599						$ 5,106,599	$ 5,106,599		$ 6,505,000		$ 750,000
Common Stock [Member] | Convertible Subordinated Debt [Member]
Related party transactions
Subordinated convertible notes, common shares	134,667,522
Subordinated convertible notes, common per shares	$ 0.078
February 2023 and August 2023 Notes
Related party transactions
Note payable			$ 0		$ 0				$ 0
February 2023 Notes
Related party transactions
Aggregate principal amount												$ 690,000
Interest expense			0	$ 160,940	0	$ 377,088
Greybrook Health Inc | Common Stock [Member] | Convertible Subordinated Debt [Member]
Related party transactions
Subordinated convertible notes, common shares	43,739,148
Subordinated convertible notes, common per shares	$ 0.078
Greybrook Health Inc | February 2023 and August 2023 Notes
Related party transactions
Note payable		$ 2,437,604
Aggregate principal amount		$ 2,437,604
Interest expense			$ 119,501	$ 92,333	$ 348,470	$ 166,362
Greybrook Health Inc | Subordinate convertible note
Related party transactions
Note payable											$ 500,000
Greybrook Health Inc | February 2023 Warrants | February 2023 Notes
Related party transactions
Number of warrants issued (in shares)		135,870
Greybrook Health Inc | August 2023 Warrants | August 2023 Notes
Related party transactions
Number of warrants issued (in shares)		250,000